Pensions and Other Postretirement Benefits (Pension Plans with ABO and PBO in Excess of Plan Assets) (Details) - Pensions [Member] - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Accumulated benefit obligation	$ 724	$ 676
Fair value of plan assets	242	225
Information for the pension plans with a projected benefit obligation in excess of plan assets
Projected benefit obligation	900	843
Fair value of plan assets	$ 347	$ 322